Exhibit 99.4

Monthly Noteholder's Statement

Synchrony Credit Card Master Note Trust

Series 2017-2

Class A 2.6200% Notes

Class B 2.8200% Notes

Class C 3.0100% Notes

Class D 3.4100% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between Synchrony Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2017-2 Indenture Supplement (the "Indenture Supplement"), dated as of November 02, 2017, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2017-2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of April 15, 2020, and with respect to the performance of the Trust during the Monthly Period ended March 31, 2020 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	03/31/2020	Interest Period Beginning:	03/16/2020
Monthly Period Beginning:	03/01/2020	Interest Period Ending:	04/14/2020
Monthly Period Ending:	03/31/2020	Days in Interest Period:	30
Previous Payment Date:	03/16/2020	Days in Monthly Period:	31
Payment Date:	04/15/2020	Loss Cycles in Period:	30
Is there a Reset Date?	Yes

	Reset Date #1:	03/19/2020

I. Trust Receivables Information
a.	Number of Accounts Beginning*	11,967,383
b.	Number of Accounts Ending*	11,857,248
c.	Average Account Balance (q / b)	695.89
d.	BOP Principal Receivables	8,441,750,510.16
e.	BOP Finance Charge Receivables	518,643,991.43
f.	BOP Total Receivables	8,960,394,501.59
g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,273,618,933.59
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	180,951,615.90
k.	Increase in Total Receivables	1,454,570,549.49
l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,464,044,660.61
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	181,438,683.00
p.	Decrease in Total Receivables	1,645,483,343.61
q.	EOP Aggregate Principal Receivables	8,251,324,783.14
r.	EOP Finance Charge Receivables	518,156,924.33
s.	EOP Total Receivables	8,769,481,707.47
t.	Excess Funding Account Balance	0.00
u.	Required Principal Balance	7,158,510,622.51
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	453,822,863.07
w.	Free Equity Amount	1,092,814,160.63
x.	Risk Retention - Dodd-Frank
	i. Required Seller's Interest (as of EOP)	322,979,502.10
	ii. Seller's Interest (as of EOP)	1,791,734,741.13

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i. Beginning of Interest Period	5,959,590,042.00
	ii. Increase in Note Principal Balance due to New Issuance / Additional draws	500,000,000.00
	iii. Decrease in Note Principal Balance due to Principal Paid and Notes Retired	0.00
	iv. As of Payment Date	6,459,590,042.00

b.	Excess Collateral Amount
	i. Beginning of Interest Period	613,439,281.95
	ii. Change to Excess Collateral Amount in connection with the Supplemental Indenture	685,976.92
	iii. Increase in Excess Collateral Amount due to New Issuance / Additional draws	84,795,321.64
	iv. Reductions in Required Excess Collateral Amount	0.00
	v. Increase in Unreimbursed Investor Charge-Off	0.00
	vi. Decrease in Unreimbursed Investor Charge-Off	0.00
	vii. Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii. Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix. As of Payment Date	698,920,580.51

c.	Principal Accumulation Account Balance
	i. Beginning of Interest Period	0.00
	ii. Controlled Deposit Amount	0.00
	iii. Withdrawal for Principal Payment	0.00
	iv. As of Payment Date	0.00

d.	Collateral Amount
	i. End of Prior Monthly Period	7,119,904,323.95
	ii. Beginning of Interest Period	6,573,029,323.95
	iii. As of Payment Date	7,158,510,622.51

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i. Current	26.1180%
	ii. Prior Monthly Period	25.3830%
	iii. Two Months Prior Monthly Period	24.9146%
	iv. Three-Month Average	25.4719%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i. Current	16.8203%
	ii. Prior Monthly Period	15.9065%
	iii. Two Months Prior Monthly Period	18.1318%
	iv. Three-Month Average	16.9529%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP
	Principal Receivables)
	i. Current	6.0234%
	ii. Prior Monthly Period	5.0045%
	iii. Two Months Prior Monthly Period	5.0976%
	iv. Three Months Prior Monthly Period	5.4406%
	v. Three-Month Average	5.3752%
	vi. Four-Month Average	5.3915%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i. Current	6.2717%
	ii. Prior Monthly Period	5.1815%
	iii. Two Months Prior Monthly Period	5.2795%

iv. Three Months Prior Monthly Period	5.6145%
v. Three-Month Average	5.5776%
vi. Four-Month Average	5.5868%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
		i. Current				5.0779%
		ii. Prior Monthly Period				4.2203%
		iii. Two Months Prior Monthly Period				4.2622%
		iv. Three Months Prior Monthly Period				4.5861%
		v. Three-Month Average				4.5201%
		vi. Four-Month Average				4.5366%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current				5.3262%
		ii. Prior Monthly Period				4.3973%
		iii. Two Months Prior Monthly Period				4.4441%
		iv. Three Months Prior Monthly Period				4.7599%
		v. Three-Month Average				4.7225%
		vi. Four-Month Average				4.7319%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)					16.0796%

h.		Default Amount for Defaulted Accounts				44,120,098.70

i.		Recovery Amount				6,651,702.98

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)					37,468,395.72

k.		Number of Accounts Charged Off				25,903

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)					1,446.49

m.		Collections
		i. Total Trust Finance Charge Collections				177,083,315.34
		ii. Total Trust Principal Collections				1,419,924,561.91
		iii. Total Trust Collections				1,597,007,877.25

n.		Delinquency Data	Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
		i. 1-29 Days Delinquent	151,631	1.2788%	228,983,737.00	2.6111%
		ii. 30-59 Days Delinquent	33,821	0.2852%	65,458,355.90	0.7464%
		iii. 60-89 Days Delinquent	22,403	0.1889%	49,155,056.10	0.5605%
		iv. 90-119 Days Delinquent	17,889	0.1509%	41,537,279.11	0.4737%
		v. 120-149 Days Delinquent	16,279	0.1373%	39,974,350.87	0.4558%
		vi. 150-179 Days Delinquent	13,956	0.1177%	35,538,985.89	0.4053%
		vii. 180 or Greater Days Delinquent	1	0.0000%	210.66	0.0000%
		Total	255,980	2.1588%	460,647,975.53	5.2529%

IV. Series Performance Data

a.	Portfolio Yield
	i. Current	19.9216%
	ii. Prior Monthly Period	20.3680%
	iii. Two Months Prior Monthly Period	19.6351%
	iv. Three-Month Average	19.9749%

b.	Base Rate
	i. Current	4.5976%
	ii. Prior Monthly Period	4.5976%
	iii. Two Months Prior Monthly Period	4.5976%
	iv. Three-Month Average	4.5976%

c.	Excess Spread Percentage
	i. Current	15.3240%
	ii. Prior Monthly Period	15.7704%
	iii. Two Months Prior Monthly Period	15.0376%
	iv. Quarterly Excess Spread Percentage	15.3773%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal	2.183333
	Balance.
b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the	2.183333
	Class A Notes, per $1000 Note Initial Principal Balance.
c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the	0.000000
	Class A Notes, per $1000 Note Initial Principal Balance.
d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal	2.350000
	Balance.
e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the	2.350000
	Class B Notes, per $1000 Note Initial Principal Balance.
f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the	0.000000
	Class B Notes, per $1000 Note Initial Principal Balance.
g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal	2.508333
	Balance.
h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the	2.508333
	Class C Notes, per $1000 Note Initial Principal Balance.
i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the	0.000000
	Class C Notes, per $1000 Note Initial Principal Balance.
j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal	2.841667
	Balance.
k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the	2.841667
	Class D Notes, per $1000 Note Initial Principal Balance.
l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the	0.000000
	Class D Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information

a.	Class A Note Initial Principal Balance	750,000,000.00
b.	Class B Note Initial Principal Balance	71,917,808.00
c.	Class C Note Initial Principal Balance	61,643,836.00
d.	Class D Note Initial Principal Balance	92,465,753.00
e.	Initial Excess Collateral Amount (As of Payment Date)	51,369,864.00
f.	Initial Collateral Amount (As of Payment Date)	1,027,397,261.00

g.	Class A Note Principal Balance
	i. Beginning of Interest Period	750,000,000.00
	ii. Principal Payment	0.00
	iii. As of Payment Date	750,000,000.00

h.	Class B Note Principal Balance
	i. Beginning of Interest Period	71,917,808.00
	ii. Principal Payment	0.00
	iii. As of Payment Date	71,917,808.00

i.	Class C Note Principal Balance
	i. Beginning of Interest Period	61,643,836.00
	ii. Principal Payment	0.00
	iii. As of Payment Date	61,643,836.00

j.	Class D Note Principal Balance
	i. Beginning of Interest Period	92,465,753.00
	ii. Principal Payment	0.00
	iii. As of Payment Date	92,465,753.00

k.	Excess Collateral Amount
	i. Beginning of Interest Period	51,369,864.00
	ii. Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii. Reduction in Excess Collateral Amount	0.00
	iv. As of Payment Date	51,369,864.00

l.	Collateral Amount
	i. Beginning of Interest Period	1,027,397,261.00
	ii. Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii. Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv. Increase/Decrease in Reallocated Principal Collections	0.00
	v. Reduction in Excess Collateral Amount	0.00
	vi. Principal Accumulation Account Deposit	0.00
	vii. As of Payment Date	1,027,397,261.00
	viii Collateral Amount as a Percentage of Note Trust Principal Balance	12.4513%
	ix. Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount (As of Payment Date)	51,369,864.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,027,397,261.00
b.	Allocation Percentage Numerator - for Principal Collections	1,027,397,261.00
c.	Allocation Percentage Denominator

	i. Aggregate Principal Receivables Balance as of Prior Monthly Period		8,441,750,510.15
	ii. Number of Days at Balance		18
	iii. Aggregate Principal Receivables Balance on Reset Date 1		8,347,328,821.09
	iv. Number of Days at Balance		13
	v. Average Principal Balance		8,402,154,317.96
d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance		6,818,310,328.31
	Charge Collections and Default Amounts
e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal		6,818,310,328.31
	Collections
f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount		12.2282%
	(a. / greater of c.v. or d.)
g.	Average Daily Allocation Percentage, Principal Collections		12.2282%
	(b. / greater of c.v. or e.)
h.	Series Allocation Percentage		15.0949%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	177,083,315.34	21,637,810.06
b.	Recoveries	6,651,702.98	813,413.29
c.	Principal Collections	1,419,924,561.91	173,514,070.58
d.	Default Amount	44,120,098.70	5,395,068.10
e.	Dilution	78,057,324.89	9,534,116.31
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	79,803,713.34
h.	Available Finance Charge Collections
	i. Investor Finance Charge Collections		21,637,810.06
	ii. Excess Finance Charge Collections allocable to Series 2017-2		0.00
	iii. Principal Accumulation Account Investment Proceeds		0.00
	iv. Investment earnings in the Reserve Account		0.00
	v. Reserve Account Draw Amount		0.00
	vi. Net Swap Receipts		N/A
	vii. Recoveries		813,413.29
i.	Available Finance Charge Collections (Sum of h.i through h.vii)		22,451,223.35
j.	Total Collections (c.Series + i.)		195,965,293.93
k.	Total Finance Charge Collections deposited in the Collection Account		2,223,939.82
	(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		22,451,223.35
i.	On a pari passu basis:
	a. Payment to the Indenture Trustee, to a maximum of $25,000		0.00
	b. Payment to the Trustee, to a maximum of $25,000		0.00
	c. Payment to the Administrator, to a maximum of $25,000		52.83

ii.	To the Servicer:
	a. Noteholder Servicing Fee		1,712,328.77
	b. Noteholder Servicing Fee previously due but not paid		0.00
	c. Total Noteholder Servicing Fee		1,712,328.77

iii.	On a pari passu basis:
	a. Class A Monthly Interest		1,637,500.00
	b. Class A Deficiency Amount		0.00
	c. Class A Additional Interest		0.00
	d. Class A Additional Interest not paid on prior Payment Date		0.00

iv.	On a pari passu basis:
	a. Class B Monthly Interest		169,006.85
	b. Class B Deficiency Amount		0.00
	c. Class B Additional Interest		0.00
	d. Class B Additional Interest not paid on prior Payment Date		0.00

v.	On a pari passu basis:

	a. Class C Monthly Interest	154,623.29
	b. Class C Deficiency Amount	0.00
	c. Class C Additional Interest	0.00
	d. Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a. Class D Monthly Interest	262,756.85
	b. Class D Deficiency Amount	0.00
	c. Class D Additional Interest	0.00
	d. Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections
	a. Aggregate Investor Default Amount	5,395,068.10
	b. Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a. Investor Charge-offs	0.00
	b. Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount	0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account	0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free	0.00
	Equity Shortfall

xii.	On a pari passu basis:
	a. Partial or early termination or other additional amount owed to Class A Swap	N/A
	Counterparty
	b. Partial or early termination or other additional amount owed to Class B Swap	N/A
	Counterparty
	c. Partial or early termination or other additional amount owed to Class C Swap	N/A
	Counterparty
	d. Partial or early termination or other additional amount owed to Class D Swap	N/A
	Counterparty

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant	0.00
	to (a)(i) above

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such	13,119,886.66
	Payment Date and first will be available for allocation to other Series in Group One and, then:
	a. Unless an Early Amortization Event has occurred, to the Transferor; and or	13,119,886.66
	b. If an Early Amortization Event has occurred, first, to pay Monthly Principal in	0.00
	accordance with Section 4.4(c) of the Indenture to the extent not paid in full from

Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2017_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One	88,042,872.07
b.	Finance Charge Shortfall for Series 2017-2	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2017-2	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections	173,514,070.58
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	5,395,068.10
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections	0.00
	used to pay principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)	178,909,138.68
	i. During the Revolving Period, Available Principal Collections treated as Shared Principal
	Collections Pursuant to Section 4.4(b)	178,909,138.68
	ii. During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal	0.00
	Accumulation Account pursuant to Section 4.4(c)(i),(ii)
	iii. During the Early Amortization Period, Available Principal Collections deposited to the	0.00
	Distribution Account pursuant to Section 4.4(c)
	iv. Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	178,909,138.68
	v. Principal Distributions pursuant to Section 4.4(e) in order of priority
	a. Principal paid to Class A Noteholders	0.00
	b. Principal paid to Class B Noteholders	0.00
	c. Principal paid to Class C Noteholders	0.00
	d. Principal paid to Class D Noteholders	0.00
	vi. Total Principal Collections Available to Share (Inclusive of Series 2017-2)	1,181,701,081.59
	vii. Series Principal Shortfall	0.00
	viii Shared Principal Collections allocated to this Series from other Series	0.00

XIII. Series 2017-2 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)	3

b.	Controlled Accumulation Amount	0.00
c.	Controlled Deposit Amount	0.00
d.	Accumulation Shortfall	0.00
e.	Principal Accumulation Account Balance
	i. Beginning of Interest Period	0.00
	ii. Controlled Deposit Amount	0.00
	iii. Withdrawal for Principal Payment	0.00
	iv. As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)	05/16/2022
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	0.00
c.	Beginning Available Reserve Account Amount	0.00
d.	Reserve Draw Amount	0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h.	Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events
a.	The Free Equity Amount is less than the Minimum Free Equity Amount	No
	Free Equity:
	i. Free Equity Amount	1,092,814,160.63
	ii. Minimum Free Equity Amount	453,822,863.07
	iii. Excess Free Equity Amount	638,991,297.56

b.	The Note Trust Principal Balance is less than the Required Principal Balance**	No
	Note Trust Principal Balance:
	i. Note Trust Principal Balance	8,251,324,783.14
	ii. Required Principal Balance	7,158,510,622.51
	iii. Excess Principal Balance	1,092,814,160.63

c.	The three-month average Portfolio Yield is less than three-month average Base Rate	No
	Portfolio Yield:
	i. Three month Average Portfolio Yield	19.9749%
	ii. Three month Average Base Rate	4.5976%
	iii. Three month Average Excess Spread	15.3773%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date	No
	i. Expected Principal Payment Date	10/17/2022
	ii. Current Payment Date	04/15/2020

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees,	No
	penalties or payments?
f.	Are there any material breaches or pool of assets representations and warranties or	No
	covenants?
g.	Are there any material changes in criteria used to originate, acquire, or select new pool	No
	assets?
h.	Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of April 2020.

Synchrony Financial, as Servicer

By:      Andrew Lee

Name: Andrew Lee

Its:      Authorized Signatory

*The amounts set forth for each of Number of Accounts Beginning and Number of Accounts Ending include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

**Calculated after giving effect to any payment of principal on Notes to occur on the related Payment Date.

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